Financial instruments (Details 15) (Recurring basis, CHF) In Millions, unless otherwise specified																			3 Months Ended							3 Months Ended							3 Months Ended									3 Months Ended									3 Months Ended											3 Months Ended							3 Months Ended							3 Months Ended											3 Months Ended							3 Months Ended													3 Months Ended									3 Months Ended									3 Months Ended											3 Months Ended							3 Months Ended																							3 Months Ended									3 Months Ended							3 Months Ended																		3 Months Ended						3 Months Ended							3 Months Ended																			3 Months Ended							3 Months Ended							3 Months Ended
	Jun. 30, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2011 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2012 Securities received as collateral	Dec. 31, 2011 Securities received as collateral	Jun. 30, 2013 Trading assets	Dec. 31, 2012 Trading assets	Jun. 30, 2012 Trading assets	Dec. 31, 2011 Trading assets	Jun. 30, 2013 Trading assets Debt securities	Dec. 31, 2012 Trading assets Debt securities	Jun. 30, 2012 Trading assets Debt securities	Dec. 31, 2011 Trading assets Debt securities	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities	Dec. 31, 2011 Trading assets Debt securities Corporate debt securities	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Option model	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Option model Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model Minimum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Option model Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model Maximum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Option model Weighted average	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Market comparable	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Market comparable Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable Minimum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Market comparable Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable Maximum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Market comparable Weighted average	Jun. 30, 2013 Trading assets Debt securities RMBS	Dec. 31, 2012 Trading assets Debt securities RMBS	Jun. 30, 2012 Trading assets Debt securities RMBS	Dec. 31, 2011 Trading assets Debt securities RMBS	Jun. 30, 2013 Trading assets Debt securities RMBS Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities RMBS Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Debt securities RMBS Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities RMBS Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Debt securities RMBS Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Debt securities CMBS	Dec. 31, 2012 Trading assets Debt securities CMBS	Jun. 30, 2012 Trading assets Debt securities CMBS	Dec. 31, 2011 Trading assets Debt securities CMBS	Jun. 30, 2013 Trading assets Debt securities CMBS Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities CMBS Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Debt securities CMBS Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities CMBS Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Debt securities CMBS Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2012 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2011 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Weighted average	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Weighted average	Jun. 30, 2013 Trading assets Equity securities	Dec. 31, 2012 Trading assets Equity securities	Jun. 30, 2012 Trading assets Equity securities	Dec. 31, 2011 Trading assets Equity securities	Jun. 30, 2013 Trading assets Equity securities Discounted cash flow	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow	Jun. 30, 2013 Trading assets Equity securities Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Equity securities Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Equity securities Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Equity securities Market comparable	Dec. 31, 2012 Trading assets Equity securities Market comparable	Jun. 30, 2013 Trading assets Equity securities Market comparable Minimum	Dec. 31, 2012 Trading assets Equity securities Market comparable Minimum	Jun. 30, 2013 Trading assets Equity securities Market comparable Maximum	Dec. 31, 2012 Trading assets Equity securities Market comparable Maximum	Jun. 30, 2013 Trading assets Equity securities Market comparable Weighted average	Jun. 30, 2013 Trading assets Derivative instruments	Dec. 31, 2012 Trading assets Derivative instruments	Jun. 30, 2012 Trading assets Derivative instruments	Dec. 31, 2011 Trading assets Derivative instruments	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2012 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2011 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Weighted average	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2011 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2012 Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2012 Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2011 Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Minimum	Dec. 31, 2012 Trading assets Derivative instruments Equity/Index-related products Option model Minimum	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Maximum	Dec. 31, 2012 Trading assets Derivative instruments Equity/Index-related products Option model Maximum	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Weighted average	Jun. 30, 2013 Trading assets Other	Dec. 31, 2012 Trading assets Other	Jun. 30, 2012 Trading assets Other	Dec. 31, 2011 Trading assets Other	Jun. 30, 2013 Trading assets Other Discounted cash flow	Dec. 31, 2012 Trading assets Other Discounted cash flow	Jun. 30, 2013 Trading assets Other Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Other Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Other Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Other Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Other Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Other Market comparable	Dec. 31, 2012 Trading assets Other Market comparable	Jun. 30, 2013 Trading assets Other Market comparable Minimum	Dec. 31, 2012 Trading assets Other Market comparable Minimum	Jun. 30, 2013 Trading assets Other Market comparable Maximum	Dec. 31, 2012 Trading assets Other Market comparable Maximum	Jun. 30, 2013 Trading assets Other Market comparable Weighted average	Jun. 30, 2013 Investment securities	Dec. 31, 2012 Investment securities	Jun. 30, 2012 Investment securities	Dec. 31, 2011 Investment securities	Jun. 30, 2013 Other investments	Dec. 31, 2012 Other investments	Jun. 30, 2012 Other investments	Dec. 31, 2011 Other investments	Jun. 30, 2013 Other investments Private equity	Dec. 31, 2012 Other investments Private equity	Jun. 30, 2013 Other investments Hedge funds	Dec. 31, 2012 Other investments Hedge funds	Jun. 30, 2013 Other investments Other equity investments	Dec. 31, 2012 Other investments Other equity investments	Jun. 30, 2013 Other investments Life finance instruments	Dec. 31, 2012 Other investments Life finance instruments	Jun. 30, 2012 Other investments Life finance instruments	Dec. 31, 2011 Other investments Life finance instruments	Jun. 30, 2013 Other investments Life finance instruments Discounted cash flow Minimum	Dec. 31, 2012 Other investments Life finance instruments Discounted cash flow Minimum	Jun. 30, 2013 Other investments Life finance instruments Discounted cash flow Maximum	Dec. 31, 2012 Other investments Life finance instruments Discounted cash flow Maximum	Jun. 30, 2013 Other investments Life finance instruments Discounted cash flow Weighted average	Jun. 30, 2013 Other investments Other equity investments - of which private	Dec. 31, 2012 Other investments Other equity investments - of which private	Jun. 30, 2013 Other investments Other equity investments - of which private Discounted cash flow	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow	Jun. 30, 2013 Other investments Other equity investments - of which private Discounted cash flow Minimum	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow Minimum	Jun. 30, 2013 Other investments Other equity investments - of which private Discounted cash flow Maximum	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow Maximum	Jun. 30, 2013 Other investments Other equity investments - of which private Discounted cash flow Weighted average	Jun. 30, 2013 Other investments Other equity investments - of which private Market comparable	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable	Jun. 30, 2013 Other investments Other equity investments - of which private Market comparable Minimum	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable Minimum	Jun. 30, 2013 Other investments Other equity investments - of which private Market comparable Maximum	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable Maximum	Jun. 30, 2013 Other investments Other equity investments - of which private Market comparable Weighted average	Jun. 30, 2013 Other investments Equity securities	Dec. 31, 2012 Other investments Equity securities	Jun. 30, 2012 Other investments Equity securities	Dec. 31, 2011 Other investments Equity securities	Jun. 30, 2013 Loans	Dec. 31, 2012 Loans	Jun. 30, 2012 Loans	Dec. 31, 2011 Loans	Jun. 30, 2013 Loans - of which commercial and industrial	Dec. 31, 2012 Loans - of which commercial and industrial	Jun. 30, 2012 Loans - of which commercial and industrial	Dec. 31, 2011 Loans - of which commercial and industrial	Jun. 30, 2013 Loans - of which commercial and industrial Discounted cash flow	Jun. 30, 2013 Loans - of which commercial and industrial Discounted cash flow Minimum	Dec. 31, 2012 Loans - of which commercial and industrial Discounted cash flow Minimum	Jun. 30, 2013 Loans - of which commercial and industrial Discounted cash flow Maximum	Dec. 31, 2012 Loans - of which commercial and industrial Discounted cash flow Maximum	Jun. 30, 2013 Loans - of which commercial and industrial Discounted cash flow Weighted average	Jun. 30, 2013 Loans - of which commercial and industrial Market comparable	Jun. 30, 2013 Loans - of which commercial and industrial Market comparable Minimum	Jun. 30, 2013 Loans - of which commercial and industrial Market comparable Maximum	Jun. 30, 2013 Loans - of which commercial and industrial Market comparable Weighted average	Jun. 30, 2013 Loans - of which financial institutions	Dec. 31, 2012 Loans - of which financial institutions	Jun. 30, 2012 Loans - of which financial institutions	Dec. 31, 2011 Loans - of which financial institutions	Jun. 30, 2013 Loans - of which financial institutions Discounted cash flow Minimum	Dec. 31, 2012 Loans - of which financial institutions Discounted cash flow Minimum	Jun. 30, 2013 Loans - of which financial institutions Discounted cash flow Maximum	Dec. 31, 2012 Loans - of which financial institutions Discounted cash flow Maximum	Jun. 30, 2013 Loans - of which financial institutions Discounted cash flow Weighted average	Jun. 30, 2013 Other intangible assets.	Dec. 31, 2012 Other intangible assets.	Jun. 30, 2012 Other intangible assets.	Dec. 31, 2011 Other intangible assets.	Jun. 30, 2013 Other assets	Dec. 31, 2012 Other assets	Jun. 30, 2012 Other assets	Dec. 31, 2011 Other assets	Jun. 30, 2013 Other assets - of which loans held-for-sale	Dec. 31, 2012 Other assets - of which loans held-for-sale	Jun. 30, 2012 Other assets - of which loans held-for-sale	Dec. 31, 2011 Other assets - of which loans held-for-sale	Jun. 30, 2013 Other assets - of which loans held-for-sale Discounted cash flow	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow	Jun. 30, 2013 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Jun. 30, 2013 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Jun. 30, 2013 Other assets - of which loans held-for-sale Discounted cash flow Weighted average	Jun. 30, 2013 Other assets - of which loans held-for-sale Vendor price	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price	Jun. 30, 2013 Other assets - of which loans held-for-sale Vendor price Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price Minimum	Jun. 30, 2013 Other assets - of which loans held-for-sale Vendor price Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price Maximum	Jun. 30, 2013 Other assets - of which loans held-for-sale Vendor price Weighted average	Jun. 30, 2013 Other assets - of which loans held-for-sale Market comparable	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable	Jun. 30, 2013 Other assets - of which loans held-for-sale Market comparable Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable Minimum	Jun. 30, 2013 Other assets - of which loans held-for-sale Market comparable Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable Maximum	Jun. 30, 2013 Other assets - of which loans held-for-sale Market comparable Weighted average	Jun. 30, 2013 Assets	Dec. 31, 2012 Assets	Jun. 30, 2012 Assets	Dec. 31, 2011 Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	1,186	1,204	0	193	14,513	15,509	19,277	22,278	4,511	5,888	7,935	10,028	2,057	3,192	4,125	5,076	136	754						797	1,231						872	797						906	724	1,253	1,786						306	1,023	1,364	1,517						865	447	654	727	442	123						175	193						86	78						423	485	429	467	41	26						191	237						6,579	6,650	8,586	9,587	1,560	1,859	2,195	2,547						1,627	1,294	2,091	2,171						2,076	1,920	2,247	2,732						3,000	2,486	2,327	2,196	553	564						2,313	1,891						319	170	92	102	7,925	8,184	9,158	9,045	3,980	3,958	133	165	2,099	2,243	1,713	1,818	1,922	1,969						2,099	2,245	650	759						963	903						6,212	6,366	7,236	7,076	7,149	6,619	6,400	6,842	4,899	4,778	3,978	4,559	4,459						282				1,298	1,530	2,093	2,179						39	43	63	70	6,631	5,164	6,635	7,469	5,842	4,463	6,052	6,901	796	328						2,546	2,031						1,786	2,009						36,576	35,689	42,811	47,203
Unobservable input
Buyback probability (in %)																			50.00%	50.00%	100.00%	100.00%	61.00%
Capitalization rate (in %)																																																			4.00%	5.00%	12.00%	12.00%	9.00%																																7.00%	7.00%	7.00%	7.00%	7.00%
Correlation (in %)																			(83.00%)	(87.00%)	93.00%	97.00%	15.00%																																																																																				17.00%	17.00%	100.00%	100.00%	72.00%					41.00%	30.00%	97.00%	97.00%	60.00%					(83.00%)	(87.00%)	93.00%	97.00%	15.00%
Credit spread (in bp)																										54	0	650	2,439	406																																																																													21	34	500	157	92					1	1	2,688	5,843	140																																																							963	1,070	1,315	2,049	1,123																					37	0	2,527	2,763	507									99	0	920	888	461															110	20	1,710	1,458	522
Contingent probability (in %)																																																																																																																																																																															50.00%	50.00%	50.00%	50.00%	50.00%
EBITDA multiple																																																																																														3	3	12	12	8																																																																																				2	2	12	13	8
Internal rate of return (in %)																																																				9.00%		15.00%
Life expectancy (in years)																																																																																																																																								4	4	20	20	10																										1	1	22	23	9
Prepayment rate (in %)																																										0.00%	0.00%	26.00%	55.00%	7.00%					0.00%	0.00%	10.00%	10.00%	7.00%							0.00%	0.00%	20.00%	40.00%	16.00%																																									2.00%	2.00%	45.00%	45.00%	28.00%					0.00%	0.00%	25.00%	40.00%	5.00%
Price (in %)																																	0.00%	0.00%	136.00%	146.00%	90.00%																																0.00%	0.00%	138.00%	102.00%	102.00%			84.00%	80.00%	97.00%	93.00%	87.00%																																																															0.00%	0.00%	123.00%	103.00%	38.00%																																																											0.00%	100.00%	48.00%																															1.00%	0.00%	150.00%	103.00%	103.00%			0.00%	0.00%	116.00%	115.00%	73.00%
Recovery rate (in %)																																																																																																																				0.00%	0.00%	77.00%	75.00%	25.00%
Volatility (in %)																																																																																																											2.00%	(5.00%)	31.00%	31.00%	7.00%														4.00%	2.00%	148.00%	157.00%	30.00%
Volatility skew (in %)																																																																																																											(9.00%)		4.00%		(2.00%)
Discount rate (in %)																																										1.00%	2.00%	38.00%	50.00%	10.00%					0.00%	2.00%	34.00%	35.00%	15.00%							3.00%	2.00%	19.00%	35.00%	6.00%																					15.00%		15.00%		15.00%																									0.00%	2.00%	38.00%	35.00%	10.00%
Default rate (in %)																																										0.00%	0.00%	25.00%	25.00%	7.00%					0.00%	0.00%	15.00%	40.00%	4.00%							1.00%	0.00%	3.00%	25.00%	2.00%																																																		0.00%	0.00%	25.00%	25.00%	11.00%
Loss severity (in %)																																										0.00%	0.00%	100.00%	100.00%	39.00%					0.00%	0.00%	50.00%	90.00%	14.00%							25.00%	0.00%	50.00%	100.00%	33.00%																																																		0.00%	0.00%	100.00%	100.00%	58.00%